Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative) $ in Millions	Jun. 30, 2022 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a.
[custom:SiembraMineraCostsToDate-0]	$ 22.9
[custom:CostsPreviouslyClassifiedAsSiembraMinera-0]	$ 0.2